Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(a)	Net defined benefit liabilities recognized at the reporting date are as follows:

(In millions of won)
	December 31, 2017		December 31, 2018
Present value of partially funded defined benefit obligations	~~W~~	1,562,424	1,595,423
Fair value of plan assets		(1,466,977)	(1,550,063)

	~~W~~	95,447	45,360

Details of Plan Assets
(d)	Plan assets at the reporting date are as follows:

(In millions of won)	December 31, 2017		December 31, 2018
Guaranteed deposits in banks	~~W~~	1,466,977	1,550,063

Expenses Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income
(e)	Expenses recognized in profit or loss for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)	2016		2017	2018
Current service cost	~~W~~	210,682	195,850	204,668
Past service cost		—	—	(25,749)
Net interest cost		10,280	2,391	961

	~~W~~	220,962	198,241	179,880

Expenses are recognized in the following line items in the consolidated statements of comprehensive income:

(In millions of won)	2016		2017	2018
Cost of sales	~~W~~	177,652	158,418	134,879
Selling expenses		12,513	11,114	11,045
Administrative expenses		16,486	16,287	19,472
Research and development expenses		14,311	12,422	14,484

	~~W~~	220,962	198,241	179,880

Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss)
(f)	Remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)	2016		2017	2018
Balance at January 1	~~W~~	(281,902)	(163,950)	(170,510)
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		70,258	(48,890)	56,225
Demographic assumptions		(4,605)	(7,702)	(15,379)
Financial assumptions		95,429	56,706	(12,961)
Return on plan assets		(5,736)	(16,374)	(22,195)
Share of associates regarding remeasurements		200	441	20

		155,546	(15,819)	5,710

Income tax		(37,594)	9,259	(1,169)

Balance at December 31	~~W~~	(163,950)	(170,510)	(165,969)

Principal Actuarial Assumptions
(g)	Principal actuarial assumptions at the reporting date (expressed as weighted averages) are as follows:

	2017	2018
Expected rate of salary increase	4.7%	4.3%
Discount rate for defined benefit obligations	3.2%	2.8%

Assumptions regarding future mortality are based on published statistics and mortality tables. The current mortality underlying the values of the liabilities in the defined benefit plans are as follows:

		December 31, 2017	December 31, 2018
Teens	Males	0.01%	0.01%
	Females	0.00%	0.00%
Twenties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Thirties	Males	0.01%	0.01%
	Females	0.01%	0.01%
Forties	Males	0.03%	0.03%
	Females	0.02%	0.02%
Fifties	Males	0.05%	0.05%
	Females	0.02%	0.02%

Amounts of Defined Benefit Obligations Affected by Reasonably Possible Changes to Respective Relevant Actuarial Assumptions
(h)	Reasonably possible changes to respective relevant actuarial assumptions would have affected the defined benefit obligations by the following amounts as of December 31, 2018:

(In millions of won)	Defined benefit obligation
	1% increase		1% decrease
Discount rate for defined benefit obligations	~~W~~	(199,750)	241,608
Expected rate of salary increase		236,002	(199,363)

Defined benefit obligations [member]
Statement [LineItems]
Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(b)	Changes in the present value of the defined benefit obligations for the years ended December 31, 2017 and 2018 are as follows:

(In millions of won)
	2017		2018
Opening defined benefit obligations	~~W~~	1,401,396	1,562,424
Current service cost		195,850	204,668
Past service cost		—	(25,749)
Interest cost		40,844	49,145
Remeasurements (before tax)		(114)	(27,885)
Benefit payments		(76,011)	(88,562)
Transfers from (to) related parties		534	(4,217)
Curtailment of plans		—	(74,459)
Others		(75)	58

Closing defined benefit obligations	~~W~~	1,562,424	1,595,423

Fair value of plan assets [member]
Statement [LineItems]
Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(c)	Changes in fair value of plan assets for the years ended December 31, 2017 and 2018 are as follows:

(In millions of won)
	2017		2018
Opening fair value of plan assets	~~W~~	1,258,409	1,466,977
Expected return on plan assets		38,453	48,184
Remeasurements (before tax)		(16,374)	(22,195)
Contributions by employer directly to plan assets		250,998	212,224
Benefit payments		(64,509)	(80,690)
Curtailment of plans		—	(74,437)

Closing fair value of plan assets	~~W~~	1,466,977	1,550,063